LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited)	January 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.7%
COMMUNICATION SERVICES - 10.3%
Diversified Telecommunication Services - 2.6%
China Telecom Corp. Ltd., Class H Shares	186,000	$72,820
Emirates Telecommunications Group Co. PJSC	17,221	76,329
Magyar Telekom Telecommunications PLC	4,304	6,413

Total Diversified Telecommunication Services		155,562

Entertainment - 0.1%
Major Cineplex Group PCL	7,100	4,829	(a)

Wireless Telecommunication Services - 7.6%
Advanced Info Service PCL, Registered Shares	12,200	79,846	(a)
China Mobile Ltd.	16,000	132,288
DiGi.Com Bhd	22,400	23,121
Globe Telecom Inc.	300	11,155
Intouch Holdings PCL	23,100	41,316
Maxis Bhd	13,300	17,234
PLAY Communications SA	1,839	16,887
SK Telecom Co. Ltd.	371	71,439
Vodacom Group Ltd.	7,688	60,097

Total Wireless Telecommunication Services		453,383

TOTAL COMMUNICATION SERVICES		613,774

CONSUMER DISCRETIONARY - 6.1%
Auto Components - 0.1%
Mahle-Metal Leve SA	600	4,372

Automobiles - 4.2%
Hero MotoCorp Ltd.	916	32,116
Hyundai Motor Co.	1,040	109,074
Kia Motors Corp.	3,182	109,195

Total Automobiles		250,385

Hotels, Restaurants & Leisure - 0.7%
Berjaya Sports Toto Bhd	8,100	5,001
Kangwon Land Inc.	1,618	37,400

Total Hotels, Restaurants & Leisure		42,401

Internet & Direct Marketing Retail - 0.1%
GS Home Shopping Inc.	36	3,954

Multiline Retail - 0.1%
Far Eastern Department Stores Ltd.	9,000	7,329

Specialty Retail - 0.1%
Bermaz Auto Bhd	10,400	4,695
Detsky Mir PJSC	2,630	4,734

Total Specialty Retail		9,429

See Notes to Schedule of Investments.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Quarterly Report	1

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 0.8%
China Dongxiang Group Co. Ltd.	29,000	$2,988
Formosa Taffeta Co. Ltd.	9,000	10,070
Grendene SA	3,300	8,881
Luthai Textile Co. Ltd., Class B Shares	12,000	11,513
Pou Chen Corp.	5,000	5,809
Ruentex Industries Ltd.	4,000	9,017	*

Total Textiles, Apparel & Luxury Goods		48,278

TOTAL CONSUMER DISCRETIONARY		366,148

CONSUMER STAPLES - 7.5%
Beverages - 1.9%
Ambev SA	24,738	103,335
Carlsberg Brewery Malaysia Bhd, Class B Shares	1,500	11,969

Total Beverages		115,304

Food & Staples Retailing - 2.5%
Wal-Mart de Mexico SAB de CV	50,610	147,913

Food Products - 1.0%
Charoen Pokphand Foods PCL	38,400	36,959	(a)
Kuala Lumpur Kepong Bhd	3,900	21,698

Total Food Products		58,657

Personal Products - 0.1%
Hengan International Group Co. Ltd.	500	3,670

Tobacco - 2.0%
KT&G Corp.	1,462	116,656
Philip Morris CR AS	6	4,066

Total Tobacco		120,722

TOTAL CONSUMER STAPLES		446,266

ENERGY - 12.2%
Oil, Gas & Consumable Fuels - 12.2%
China Petroleum & Chemical Corp., Class H Shares	180,000	95,739
Coal India Ltd.	12,415	31,613
Gazprom PJSC	41,836	148,397
GS Holdings Corp.	600	23,006	*
Motor Oil Hellas Corinth Refineries SA	596	12,681
Oil & Gas Development Co. Ltd.	7,800	6,961
Pakistan Oilfields Ltd.	2,900	7,959
PTT PCL	104,800	145,416	(a)
Qatar Gas Transport Co. Ltd.	15,536	10,155
SK Innovation Co. Ltd.	769	83,878
Tatneft PJSC	13,696	163,080

TOTAL ENERGY		728,885

See Notes to Schedule of Investments.

2	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Quarterly Report

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
FINANCIALS - 20.3%
Banks - 20.0%
Abu Dhabi Commercial Bank PJSC	9,980	$20,786
Agricultural Bank of China Ltd., Class H Shares	296,000	115,123
Banco Santander Chile	772,065	38,172
Bangkok Bank PCL, Registered Shares	9,700	44,968
Bank of China Ltd., Class H Shares	294,000	114,724
China CITIC Bank Corp. Ltd., Class H Shares	92,000	48,341
China Construction Bank Corp., Class H Shares	111,000	85,056
Doha Bank QPSC	14,410	10,844
Dubai Islamic Bank PJSC	22,803	35,449
First Abu Dhabi Bank PJSC	37,777	159,213
First Financial Holding Co. Ltd.	70,962	55,437
Hong Leong Bank Bhd	3,200	12,494
Industrial Bank of Korea	3,209	28,944
Kiatnakin Bank PCL	5,300	11,605
Krung Thai Bank PCL	41,600	21,487	(a)
Malayan Banking Bhd	48,900	100,592
Masraf Al Rayan QSC	34,730	39,299
Mega Financial Holding Co. Ltd.	100,000	104,439
Moneta Money Bank AS	6,114	22,398
Public Bank Bhd	25,300	114,832
Thanachart Capital PCL	6,000	10,010	(a)

Total Banks		1,194,213

Capital Markets - 0.2%
China Bills Finance Corp.	8,000	4,025
President Securities Corp.	9,000	4,216

Total Capital Markets		8,241

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Concentradora Hipotecaria SAPI de CV	5,700	5,906

TOTAL FINANCIALS		1,208,360

INDUSTRIALS - 3.7%
Commercial Services & Supplies - 0.1%
Cleanaway Co. Ltd.	1,000	5,230

Construction & Engineering - 0.1%
United Integrated Services Co. Ltd.	1,400	8,713

Electrical Equipment - 0.1%
Kung Long Batteries Industrial Co. Ltd.	1,000	5,015

Industrial Conglomerates - 1.4%
Dubai Investments PJSC	19,934	7,110
Far Eastern New Century Corp.	33,000	30,805
HAP Seng Consolidated Bhd	4,800	11,397
Industries Qatar QSC	10,199	27,899
Reunert Ltd.	1,775	7,265

Total Industrial Conglomerates		84,476

See Notes to Schedule of Investments.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Quarterly Report	3

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
Marine - 0.3%
MISC Bhd	8,900	$16,701

Trading Companies & Distributors - 0.1%
China Aircraft Leasing Group Holdings Ltd.	5,500	5,638

Transportation Infrastructure - 1.6%
China Merchants Port Holdings Co. Ltd.	14,000	21,708
Jiangsu Expressway Co. Ltd., Class H Shares	14,000	17,399
Shenzhen International Holdings Ltd.	11,000	22,099
Westports Holdings Bhd	6,700	6,458
Yuexiu Transport Infrastructure Ltd.	12,000	10,493
Zhejiang Expressway Co. Ltd., Class H Shares	18,000	14,790

Total Transportation Infrastructure		92,947

TOTAL INDUSTRIALS		218,720

INFORMATION TECHNOLOGY - 8.4%
Electronic Equipment, Instruments & Components - 1.5%
Hana Microelectronics PCL	6,000	6,785	(a)
Simplo Technology Co. Ltd.	1,400	14,876
Supreme Electronics Co. Ltd.	6,000	6,495
Syncmold Enterprise Corp.	2,000	5,879
Synnex Technology International Corp.	16,000	19,862
TXC Corp.	3,000	4,335
WPG Holdings Ltd.	17,000	21,384
WT Microelectronics Co. Ltd.	6,000	7,607

Total Electronic Equipment, Instruments & Components		87,223

IT Services - 2.5%
Infosys Ltd.	13,132	142,799
Systex Corp.	2,000	5,363

Total IT Services		148,162

Semiconductors & Semiconductor Equipment - 0.7%
Greatek Electronics Inc.	3,000	4,658
Radiant Opto-Electronics Corp.	9,000	31,282
Topco Scientific Co. Ltd.	2,000	7,150

Total Semiconductors & Semiconductor Equipment		43,090

Technology Hardware, Storage & Peripherals - 3.7%
Chicony Electronics Co. Ltd.	7,025	19,976
Compal Electronics Inc.	50,000	30,372
Inventec Corp.	33,000	25,070
Qisda Corp.	18,000	12,036
Quanta Computer Inc.	32,000	65,676
Samsung Electronics Co. Ltd.	1,390	65,777
Transcend Information Inc.	2,000	5,362

Total Technology Hardware, Storage & Peripherals		224,269

TOTAL INFORMATION TECHNOLOGY		502,744

See Notes to Schedule of Investments.

4	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Quarterly Report

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
MATERIALS - 15.3%
Chemicals - 6.8%
Engro Fertilizers Ltd.	15,000	$6,565
Fauji Fertilizer Co. Ltd.	12,000	8,160
Formosa Chemicals & Fibre Corp.	37,000	103,986
Formosa Plastics Corp.	40,000	123,672
Huabao International Holdings Ltd.	11,000	3,570
Petronas Chemicals Group Bhd	23,900	36,101
PhosAgro PJSC, Registered Shares, GDR	3,677	46,661
PTT Global Chemical PCL	34,400	54,078	(a)
Shinkong Synthetic Fibers Corp.	10,000	3,840
Sinopec Shanghai Petrochemical Co. Ltd., Class H Shares	48,000	12,301
Taiwan Styrene Monomer	12,000	7,667

Total Chemicals		406,601

Construction Materials - 3.6%
Asia Cement Corp.	26,000	38,859
Siam Cement PCL, Registered Shares	8,275	95,042	(a)
Taiwan Cement Corp.	55,793	77,662
Waskita Beton Precast Tbk PT	159,400	3,035

Total Construction Materials		214,598

Containers & Packaging - 0.0%
Cheng Loong Corp.	6,000	3,913

Metals & Mining - 4.9%
Alrosa PJSC	47,520	59,631
Feng Hsin Steel Co. Ltd.	5,000	8,772
Magnitogorsk Iron & Steel Works PJSC	27,800	19,535
MMC Norilsk Nickel PJSC	340	110,653
Novolipetsk Steel PJSC	18,120	39,125
Severstal PJSC	3,279	46,760
Tung Ho Steel Enterprise Corp.	8,000	5,972

Total Metals & Mining		290,448

TOTAL MATERIALS		915,560

See Notes to Schedule of Investments.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Quarterly Report	5

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Emira Property Fund Ltd.	4,426	$3,780
Fibra Uno Administracion SA de CV	34,344	56,368
Hyprop Investments Ltd.	2,966	10,652
IGB Real Estate Investment Trust	13,300	6,231
Pavilion Real Estate Investment Trust	15,900	6,635
Redefine Properties Ltd.	62,476	29,948
Sunway Real Estate Investment Trust	8,900	3,953
Yuexiu Real Estate Investment Trust	22,000	14,478

Total Equity Real Estate Investment Trusts (REITs)		132,045

Real Estate Management & Development - 1.6%
Aldar Properties PJSC	26,321	15,980
Bangkok Land PCL	86,800	3,314
Barwa Real Estate Co.	12,660	12,309
Land & Houses PCL	107,300	32,014
LSR Group PJSC, Registered Shares, GDR	5,344	14,830
Quality Houses PCL	89,700	7,137	(a)
Sansiri PCL	122,700	3,937	(a)
United Development Co. QSC	16,680	6,963

Total Real Estate Management & Development		96,484

TOTAL REAL ESTATE		228,529

UTILITIES - 7.1%
Electric Utilities - 3.0%
Enel Chile SA	311,367	29,514
Tenaga Nasional Bhd	42,500	129,221
Transmissora Alianca de Energia Eletrica SA	3,100	22,489

Total Electric Utilities		181,224

Gas Utilities - 0.3%
Petronas Gas Bhd	5,000	19,522

Independent Power and Renewable Electricity Producers - 3.4%
CGN Power Co. Ltd., Class H Shares	91,000	22,501
China Resources Power Holdings Co. Ltd.	24,000	32,392
Electricity Generating PCL	2,300	22,432	(a)
Engie Brasil Energia SA	3,830	46,642
NTPC Ltd.	30,411	48,094
Ratch Group PCL	8,500	18,543
TPI Polene Power PCL	29,400	4,056
Unipro PJSC	134,000	6,168

Total Independent Power and Renewable Electricity Producers		200,828

See Notes to Schedule of Investments.

6	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Quarterly Report

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY		SHARES	VALUE
Water Utilities - 0.4%
Aguas Andinas SA, Class A Shares		29,543	$11,068
Inversiones Aguas Metropolitanas SA		3,953	3,703
TTW PCL		12,900	5,753	(a)

Total Water Utilities			20,524

TOTAL UTILITIES			422,098

TOTAL COMMON STOCKS (Cost - $5,855,822)			5,651,084

	RATE
PREFERRED STOCKS - 2.7%
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
Telefonica Brasil SA	—	7,500	104,692

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Transneft PJSC	—	15	38,714

FINANCIALS - 0.1%
Capital Markets - 0.1%
Daishin Securities Co. Ltd., (Preference Shares)	—	615	4,386

UTILITIES - 0.3%
Water Utilities - 0.3%
Cia de Saneamento do Parana	—	3,300	15,367

TOTAL PREFERRED STOCKS (Cost - $153,740)			163,159

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $6,009,562)			5,814,243

SHORT-TERM INVESTMENTS - 0.3%
Invesco Treasury Portfolio, Institutional Class (Cost - $17,766)	1.480%	17,766	17,766

TOTAL INVESTMENTS - 97.7% (Cost - $6,027,328)			5,832,009
Other Assets in Excess of Liabilities - 2.3%			134,965

TOTAL NET ASSETS - 100.0%			$5,966,974

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

See Notes to Schedule of Investments.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Quarterly Report	7

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2020

Abbreviations used in this schedule:

GDR	— Global Depositary Receipts
PJSC	— Private Joint Stock Company

At January 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
MSCI Emerging Markets Index Futures	1	3/20	$56,043	$52,505	$(3,538)

At January 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	326,223	BRL	1,316,994	Bank of New York	2/11/20	$18,211
USD	90,987	CLP	68,354,116	Bank of New York	2/11/20	5,639
USD	26,883	CZK	608,758	Bank of New York	2/11/20	95
USD	13,162	EUR	11,723	Bank of New York	2/11/20	162
USD	254,940	INR	18,248,604	Bank of New York	2/11/20	(520)
USD	704,075	KRW	817,149,522	Bank of New York	2/11/20	18,334
USD	203,579	MXN	3,864,361	Bank of New York	2/11/20	(367)
USD	12,104	PHP	614,161	Bank of New York	2/11/20	26
USD	17,436	PLN	66,074	Bank of New York	2/11/20	401
USD	673,588	RUB	41,742,160	Bank of New York	2/11/20	21,283
USD	953,424	TWD	28,631,523	Bank of New York	2/11/20	5,309
USD	123,214	ZAR	1,742,574	Bank of New York	2/11/20	7,202
USD	578,631	MYR	2,368,742	HSBC Bank USA, N.A	2/11/20	798
USD	310,610	AED	1,141,001	UBS AG	2/11/20	(26)
USD	940,948	HKD	7,332,256	UBS AG	2/11/20	(3,155)
USD	713,906	THB	21,495,204	UBS AG	2/11/20	24,148
USD	110,104	QAR	403,586	Bank of New York	2/12/20	(745)

Total						$96,795

See Notes to Schedule of Investments.

8	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Quarterly Report

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2020

Abbreviations used in this table:

AED	—	United Arab Emirates Dirham
BRL	—	Brazilian Real
CLP	—	Chilean Peso
CZK	—	Czech Koruna
EUR	—	Euro
HKD	—	Hong Kong Dollar
INR	—	Indian Rupee
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PHP	—	Philippine Peso
PLN	—	Polish Zloty
QAR	—	Qatari Rial
RUB	—	Russian Ruble
THB	—	Thai Baht
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Emerging Markets Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on the Cboe BZX Exchange, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS Emerging Markets Low Volatility High Dividend Hedged Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable companies in emerging markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility, while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and currencies in which the component securities are denominated and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative

10

Notes to Schedule of Investments (unaudited) (continued)

instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

11

Notes to Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

12

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$529,099	$84,675	—	$613,774
Consumer Staples	409,307	36,959	—	446,266
Energy	583,469	145,416	—	728,885
Financials	1,176,863	31,497	—	1,208,360
Information Technology	495,959	6,785	—	502,744
Materials	766,440	149,120	—	915,560
Real Estate	217,455	11,074	—	228,529
Utilities	393,913	28,185	—	422,098
Other Common Stocks	584,868	—	—	584,868
Preferred Stocks	163,159	—	—	163,159

Total Long-Term Investments	5,320,532	493,711	—	5,814,243

Short-Term Investments†	17,766	—	—	17,766

Total Investments	$5,338,298	$493,711	—	$5,832,009

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$101,608	—	$101,608

Total	$5,338,298	$595,319	—	$5,933,617

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$3,538	—	—	$3,538
Forward Foreign Currency Contracts	—	$4,813	—	4,813

Total	$3,538	$4,813	—	$8,351

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

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